Summary of Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Redeemable Ordinary Shares [Abstract]
Weighted average shares outstanding, diluted	1,948,973	6,040,579	4,636,222	6,111,000
Diluted net loss per ordinary share	$ (0.04)	$ (0.08)	$ (0.21)	$ (0.10)